Lease	6 Months Ended
Jun. 30, 2020
Lease [Abstract]
LEASE

12. LEASE

As of June 30, 2020, the Group has four non-short-term operating leases for office, laboratories and clinic with remaining terms expiring from 2020 through 2023 and a weighted average remaining lease term of 1.9 years. Weighted average discount rates used in the calculation of the operating lease liability is 8%. The discount rates reflect the estimated incremental borrowing rate, which includes an assessment of the credit rating to determine the rate that the Group would have to pay to borrow, on a collateralized basis for a similar term, an amount equal to the lease payments in a similar economic environment.

For the six months ended June 30, 2020
(Unaudited)
Lease cost
Finance lease cost:
Depreciation	$23,909
Interest on lease liabilities	3,990
Operating lease cost	288,057
Short-term lease cost	31,868
Variable lease cost	-
Sublease income	-
Total lease cost	$347,824
Other information
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$270,434
Financing cash flows from finance leases	26,924
Right-of-use assets obtained in exchange for new operating lease liabilities	1,086,732
Weighted-average remaining lease term – finance leases	2.4 years
Weighted-average remaining lease term – operating leases	1.9 years
Weighted-average discount rate – finance leases	2.5%
Weighted-average discount rate – operating leases	8.0%

The maturity analysis of operating leases liabilities as of June 30, 2020 is as follows:

June 30, 2020
(Unaudited)
Remaining periods ending December 31,
2020	$210,327
2021	458,159
2022	119,427
2023	12,286
Total future undiscounted cash flow	800,199
Less: Discount on operating lease liabilities	(60,386)
739,813
Less: Current portion of operating lease obligation	(419,875)
Non-current portion of operating lease liabilities	$319,938